Balances with related companies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Amounts Due from/to Related Companies
(a)	Amounts due from related companies

	Note	2020 RMB million	2019 RMB million
Current
CSAH and its affiliates		10	18
Associates		57	35
Joint ventures		18	20

	49 (c)	85	73

The amounts due from related companies are unsecured, interest free and have no fixed terms of repayment. They are expected to be recovered within one year.

(b)	Prepayments to related companies for acquisition of long-term assets

	Note	2020 RMB million	2019 RMB million
Non-current
CSAH and its affiliates		639	160
Associates		495	353

Joint ventures		88	—

	30&49(c)	1,222	513

(c)	Amounts due to related companies

		2020	2019
	Note	RMB million	RMB million
Current
CSAH and its affiliates		225	116
Associates		13	1
Joint ventures		119	53

	49 (c)	357	170